Income Taxes (Restated) - Schedule of Components of Deferred Tax Assets and Liabilities (Details) (10-K/A) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Non-capital losses carried forward	$ 10,050	$ 1,530,460
Lease liabilities	57,120
Convertible debt		(1,530,460)
Equipment	(10,050)
Right of use assets and lease obligations	(57,120)
Net deferred tax asset